Deferred income tax	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred income tax
13. Deferred income tax

All figures in £ millions	2019	2018
Deferred income tax assets	59	60
Deferred income tax liabilities	(48)	(136)

Net deferred income tax	11	(76)

Substantially all of the deferred income tax assets are expected to be recovered after more than one year.
Deferred income tax assets and liabilities shall be offset when there is a legally enforceable right to offset current income tax assets with current income tax liabilities and where the deferred income taxes relate to the same fiscal authority. At 31 December 2019, the Group has unrecognised deferred income tax assets of £28m (2018: £31m) in respect of UK losses, £20m (2018: £28m) in respect of US losses and approximately £100m (2018: £90m) in respect of losses in other territories. The UK losses are capital losses. The US losses relate to federal and state taxes. Federal tax losses can be carried forward indefinitely; state tax losses have expiry periods of between five and 20 years. Other deferred tax assets of £25m (2018: £12m) have not been recognised.
Deferred tax assets of £41m (2018: £43m) have been recognised in countries that reported a tax loss in either the current or preceding year. The majority arises in Brazil in respect of tax deductible goodwill. It is considered more likely than not that there will be sufficient future taxable profits to realise these assets.

The recognition of the deferred income tax assets is supported by management’s forecasts of the future profitability of the relevant countries. In some cases deferred income tax assets are forecast to be recovered through taxable profits over a period that exceeds five years. Management consider these forecasts are sufficiently reliable to support the recovery of the assets.
The movement in deferred income tax assets and liabilities during the year is as follows:

All figures in £ millions	Trading losses	Returns provisions	Retirement benefit obligations	Deferred revenue	Goodwill and intangibles	Other	Total
Deferred income tax assets/(liabilities)
At 1 January 2018	9	34	(44)	42	(155)	64	(50)
Exchange differences	—	1	1	6	(16)	(5)	(13)
Income statement (charge)/benefit	11	(4)	(21)	20	(34)	(14)	(42)
Disposal through business disposal	—	—	—	—	—	16	16
Tax benefit in other comprehensive income	—	—	9	—	—	—	9
Tax benefit in equity	—	—	—	—	—	4	4

At 31 December 2018	20	31	(55)	68	(205)	65	(76)
Adjustment on initial application of IFRS 16 (see note 1b)	—	—	—	—	—	15	15
Exchange differences	(1)	(1)	(1)	(3)	6	(5)	(5)
Income statement benefit/(charge)	70	(10)	(4)	(24)	—	32	64
Tax benefit/(charge) in other comprehensive income	—	—	22	—	—	(4)	18
Tax charge in equity	—	—	—	—	—	(5)	(5)
At 31 December 2019	89	20	(38)	41	(199)	98	11

Other deferred income tax items include temporary differences in respect of share-based payments, provisions, depreciation, interest limitation and royalty advances.
As at 31 December 2019, no deferred tax assets or liabilities were classified as held for sale (2018: £98m asset). In 2018 there was a charge of £8m relating to assets and liabilities held for sale.